Post Employment Benefits - Schedule of Charge Before Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (3,740)	£ (3,559)	£ (2,858)
Domestic defined benefit plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(49)	(67)	(50)
Foreign defined benefit plans [member] | Ireland [member]
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	1	(15)	(19)
Foreign defined benefit plans [member] | United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(29)	(34)	(27)
Foreign defined benefit plans [member] | Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(18)	(18)	(19)
Defined benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (95)	£ (134)	£ (115)